Accrued Liabilities	9 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	5. Accrued Liabilities Accrued liabilities consist of the following:
Accrued marketing costs	$100,000
Accrued salary and other expenses	58,206
$158,206